Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$2,470	$2,540,716
WPP Finance 2010, 3.63%, 09/07/22	1,177	1,206,154

		3,746,870

Aerospace & Defense — 1.9%
Boeing Co. (The), 2.70%, 05/01/22	855	862,327
Embraer SA, 5.15%, 06/15/22(a)	450	476,843
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	1,520	1,523,481
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	3,241	3,252,570
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	2,200	2,208,602
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	2,694	2,717,815
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)	1,374	1,371,870
3.10%, 06/01/22	4,825	4,927,290

		17,340,798

Agriculture — 2.1%
Altria Group Inc.
2.85%, 08/09/22	4,497	4,528,434
3.49%, 02/14/22 (Call 01/14/22)	1,186	1,212,626
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	1,123	1,153,826
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	3,332	3,336,032

Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	540	540,999
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	2,314	2,310,113
2.50%, 08/22/22(a)	2,100	2,102,478
2.63%, 02/18/22 (Call 01/18/22)(a)	773	776,834
Reynolds American Inc., 4.00%, 06/12/22	2,585	2,677,155

		18,638,497

Airlines — 0.4%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23(a)	278	293,993
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	2,409	2,458,071
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	410	411,710

		3,163,774

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,134	1,136,620

Auto Manufacturers — 3.4%
American Honda Finance Corp.
2.20%, 06/27/22	976	973,697
2.60%, 11/16/22	697	702,722
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	1,565	1,548,505
3.22%, 01/09/22	1,655	1,653,395
3.34%, 03/28/22 (Call 02/28/22)	1,715	1,715,600
4.25%, 09/20/22	1,510	1,549,653
5.60%, 01/07/22	2,181	2,300,737
Series FXD, 3.35%, 11/01/22	1,000	999,080
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	2,369	2,390,131
3.45%, 01/14/22 (Call 12/14/21)(a)	2,399	2,435,225
3.45%, 04/10/22 (Call 02/10/22)	3,207	3,245,869
3.55%, 07/08/22	1,060	1,076,759
PACCAR Financial Corp.
2.30%, 08/10/22(a)	571	570,275
2.65%, 05/10/22	550	554,895
2.85%, 03/01/22(a)	335	339,157
Toyota Motor Corp., 2.16%, 07/02/22	1,250	1,246,987

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 09/08/22	$1,258	$1,255,157
2.60%, 01/11/22	2,106	2,124,385
2.65%, 04/12/22	540	545,470
2.80%, 07/13/22	783	795,732
3.30%, 01/12/22	2,789	2,855,964

		30,879,395

Banks — 24.9%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 05/19/22(a)	565	570,136
2.63%, 11/09/22	1,575	1,590,325
Banco Santander SA, 3.50%, 04/11/22	1,927	1,971,803
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	3,339	3,342,172
5.70%, 01/24/22	2,582	2,787,915
Bank of Montreal
2.35%, 09/11/22	2,326	2,331,140
2.55%, 11/06/22 (Call 10/06/22)	1,248	1,256,961
2.90%, 03/26/22	2,596	2,630,189
Bank of New York Mellon Corp. (The), 2.60%, 02/07/22 (Call 01/07/22)	2,390	2,409,431
Bank of Nova Scotia (The)
2.45%, 09/19/22	1,407	1,413,951
2.70%, 03/07/22	4,114	4,157,938
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)	2,046	2,064,721
3.05%, 06/20/22 (Call 05/20/22)	2,080	2,117,398
3.95%, 03/22/22 (Call 02/22/22)	545	563,672
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)	1,333	1,341,291
Branch Banking & Trust Co., 2.63%, 01/15/22 (Call 12/15/21)	1,249	1,258,155
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	2,920	2,945,316
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	1,259	1,262,424
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	2,568	2,581,456
2.75%, 04/25/22 (Call 03/25/22)(a)	4,809	4,845,019
4.05%, 07/30/22	1,974	2,051,598
4.50%, 01/14/22	5,009	5,246,176
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	1,190	1,194,736
3.25%, 02/14/22 (Call 01/14/22)	910	925,707
Cooperatieve Rabobank UA
3.88%, 02/08/22	6,207	6,428,590
3.95%, 11/09/22	3,245	3,359,256
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	300	302,688
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	3,446	3,559,304
Deutsche Bank AG/New York NY
3.30%, 11/16/22	2,016	1,992,050
Series D, 5.00%, 02/14/22	1,471	1,518,249
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,672	1,681,831
3.50%, 03/15/22 (Call 02/15/22)	1,068	1,093,952
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)(a)	1,000	996,980
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	7,134	7,188,646
5.75%, 01/24/22	7,423	7,993,754
HSBC Holdings PLC
2.65%, 01/05/22	4,680	4,685,429
4.00%, 03/30/22	3,691	3,820,739
4.88%, 01/14/22	1,151	1,213,534

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	$2,461	$2,450,738
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	995	997,507
3.13%, 04/01/22 (Call 03/01/22)	417	424,206
ING Groep NV, 3.15%, 03/29/22	2,979	3,026,396
JPMorgan Chase & Co.
3.25%, 09/23/22	5,887	6,041,181
4.50%, 01/24/22	6,027	6,326,602
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,930	1,923,612
2.40%, 06/09/22(a)	1,310	1,310,930
3.18%, 10/15/27	550	555,638
3.30%, 02/01/22	990	1,012,424
Lloyds Banking Group PLC, 3.00%, 01/11/22	2,524	2,537,579
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	1,789	1,794,456
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	4,050	4,053,848
2.67%, 07/25/22	3,536	3,549,012
3.00%, 02/22/22	1,622	1,640,750
3.22%, 03/07/22(a)	3,006	3,057,012
Mizuho Financial Group Inc.
2.60%, 09/11/22	1,640	1,641,279
2.95%, 02/28/22	3,350	3,378,676
Morgan Stanley
2.75%, 05/19/22	6,577	6,622,842
4.88%, 11/01/22	3,382	3,610,150
MUFG Americas Holdings Corp., 3.50%, 06/18/22	175	179,030
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	1,764	1,795,964
National Australia Bank Ltd./New York
2.50%, 05/22/22	2,440	2,451,492
2.80%, 01/10/22	1,385	1,400,401
Northern Trust Corp., 2.38%, 08/02/22	1,191	1,195,431
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	800	802,608
2.63%, 02/17/22 (Call 01/18/22)	3,783	3,811,826
2.70%, 11/01/22 (Call 10/01/22)	1,004	1,010,074
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(b)	1,037	1,050,128
3.30%, 03/08/22 (Call 02/06/22)	1,590	1,627,906
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	2,081	2,093,757
Royal Bank of Canada
2.75%, 02/01/22(a)	2,631	2,662,572
2.80%, 04/29/22(a)	1,146	1,158,870
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	4,188	4,518,601
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	2,896	2,958,032
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	575	579,111
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	1,745	1,781,889
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	2,683	2,706,503
2.78%, 10/18/22	1,920	1,934,976
2.85%, 01/11/22	1,963	1,979,960
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	2,366	2,363,989
2.80%, 05/17/22 (Call 04/17/22)	1,102	1,113,725
SunTrust Banks Inc., 2.70%, 01/27/22 (Call 12/27/21)	2,129	2,138,219
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,275	2,290,652
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,225	1,226,654

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	$3,006	$3,055,839
3.00%, 03/15/22 (Call 02/15/22)	1,647	1,676,695
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,769	1,783,205
U.S. Bank N.A./Cincinnati OH, 2.65%, 05/23/22 (Call 04/22/22)	640	645,965
Wells Fargo & Co.
2.63%, 07/22/22	6,790	6,827,277
3.50%, 03/08/22(a)	4,814	4,943,160
Wells Fargo Bank N.A., 2.90%, 05/27/22 (Call 05/27/21)(c)	750	756,083
Westpac Banking Corp.
2.50%, 06/28/22	1,900	1,911,020
2.80%, 01/11/22	2,785	2,818,838
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	1,285	1,303,568

		227,203,490

Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	2,470	2,484,746
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	630	638,102
Coca-Cola Co. (The), 2.20%, 05/25/22(a)	1,003	1,004,133
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	1,207	1,211,394
2.70%, 05/09/22 (Call 04/09/22)	1,401	1,405,469
Diageo Investment Corp., 2.88%, 05/11/22	2,036	2,066,662
Molson Coors Brewing Co., 3.50%, 05/01/22	622	636,350
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	1,539	1,543,602
2.75%, 03/05/22	2,367	2,405,416
3.10%, 07/17/22 (Call 05/17/22)	1,793	1,838,058

		15,233,932

Biotechnology — 1.6%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	3,095	3,112,549
2.70%, 05/01/22 (Call 03/01/22)(a)	1,097	1,103,615
3.63%, 05/15/22 (Call 02/15/22)	1,460	1,502,749
Biogen Inc., 3.63%, 09/15/22	1,891	1,953,271
Celgene Corp.
3.25%, 08/15/22	1,687	1,724,890
3.55%, 08/15/22	1,649	1,702,230
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	1,050	1,041,022
3.25%, 09/01/22 (Call 07/01/22)	2,141	2,191,677

		14,332,003

Building Materials — 0.2%
Masco Corp., 5.95%, 03/15/22(a)	517	556,897
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)(a)	1,226	1,281,783

		1,838,680

Chemicals — 1.9%
Cabot Corp., 3.70%, 07/15/22	465	475,314
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	898	948,342
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	2,796	2,829,496
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	1,720	1,759,767
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	1,452	1,452,987
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,404	1,427,980
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	1,640	1,660,106
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	1,370	1,368,068
2.45%, 02/15/22 (Call 11/15/21)(a)	1,276	1,282,750
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)(a)	470	477,003
Sasol Financing International Ltd., 4.50%, 11/14/22(a)	1,000	1,030,440

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	$2,787	$2,805,534

		17,517,787

Commercial Services — 0.7%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	1,139	1,221,486
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,319	1,335,883
3.25%, 06/01/22 (Call 03/01/22)	50	51,079
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	774	788,559
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	739	779,771
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	968	983,837
Verisk Analytics Inc., 4.13%, 09/12/22	967	1,009,016

		6,169,631

Computers — 3.1%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)	2,291	2,287,426
2.15%, 02/09/22(a)	2,796	2,797,398
2.30%, 05/11/22 (Call 04/11/22)(a)	306	307,432
2.50%, 02/09/22 (Call 01/09/22)	3,817	3,850,131
2.70%, 05/13/22	3,040	3,086,026
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	472	472,019
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	2,109	2,216,074
HP Inc., 4.05%, 09/15/22	872	907,560
IBM Credit LLC, 2.20%, 09/08/22	946	940,352
International Business Machines Corp.
1.88%, 08/01/22	2,617	2,582,456
2.50%, 01/27/22	1,524	1,529,029
2.85%, 05/13/22	4,100	4,152,603
2.88%, 11/09/22(a)	1,925	1,953,856
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	1,336	1,363,214

		28,445,576

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.
2.25%, 11/15/22	695	698,795
2.30%, 05/03/22(a)	1,080	1,085,810
Procter & Gamble Co. (The)
2.15%, 08/11/22	2,457	2,462,528
2.30%, 02/06/22	1,735	1,743,154
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	1,514	1,510,927
3.00%, 03/07/22	1,130	1,151,866

		8,653,080

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)(a)	2,450	2,514,312
4.63%, 07/01/22(a)	828	869,127
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)(a)	1,330	1,325,252
3.50%, 01/15/22	1,348	1,377,319
3.75%, 02/01/22 (Call 12/01/21)(a)	817	836,330
Aircastle Ltd., 5.50%, 02/15/22	737	780,608
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	3,217	3,227,166
2.65%, 12/02/22	3,121	3,144,407
2.75%, 05/20/22 (Call 04/20/22)	1,773	1,788,709
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	3,331	3,358,914
Ameriprise Financial Inc., 3.00%, 03/22/22	607	615,692
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	2,060	2,085,276

Security	Par (000)	Value

Diversified Financial Services (continued)
CME Group Inc., 3.00%, 09/15/22	$1,531	$1,565,616
Discover Financial Services
3.85%, 11/21/22	1,069	1,109,194
5.20%, 04/27/22	225	240,208
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	887	891,257
Franklin Resources Inc., 2.80%, 09/15/22	305	308,764
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	784	783,530
International Lease Finance Corp.
5.88%, 08/15/22	1,693	1,840,477
8.63%, 01/15/22	1,391	1,580,051
Invesco Finance PLC, 3.13%, 11/30/22	464	471,526
ORIX Corp., 2.90%, 07/18/22(a)	793	803,579
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	195	195,055
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	1,619	1,643,010
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	2,035	2,034,634
2.80%, 12/14/22 (Call 10/14/22)	4,031	4,108,758
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	1,335	1,367,360

		40,866,131

Electric — 4.3%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	590	589,327
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	790	792,528
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	490	495,370
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	697	704,869
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	1,333	1,333,547
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	670	709,999
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	755	758,443
Series B, 2.75%, 09/15/22 (Call 06/15/22)	790	793,911
DTE Energy Co.
Series B, 2.60%, 06/15/22	250	250,480
Series B, 3.30%, 06/15/22 (Call 04/15/22)	620	631,582
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	880	879,410
3.05%, 08/15/22 (Call 05/15/22)	1,592	1,614,224
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	910	922,103
Edison International, 2.40%, 09/15/22 (Call 08/15/22)(a)	1,095	1,070,855
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	1,476	1,535,645
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,565	1,580,228
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	2,769	2,831,829
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	210	214,221
4.25%, 06/15/22 (Call 03/15/22)	908	946,572
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,293	1,305,193
Georgia Power Co., 2.85%, 05/15/22(a)	777	785,679
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	465	464,930
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	775	774,411
2.40%, 04/25/22 (Call 03/25/22)	518	521,098
3.05%, 02/15/22 (Call 11/15/21)	1,024	1,044,419
NextEra Energy Capital Holdings Inc.
2.90%, 04/01/22	1,821	1,845,729
3.20%, 02/25/22	317	322,490
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	720	716,717

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	$240	$240,338
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	705	737,197
7.00%, 09/01/22(a)	1,546	1,755,236
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	719	729,612
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	395	395,940
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	270	276,985
4.20%, 06/15/22 (Call 03/15/22)	1,662	1,729,294
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,190	1,207,005
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	465	463,852
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	1,390	1,394,281
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	770	823,492
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	1,232	1,242,102
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)	460	457,208
Virginia Electric & Power Co., 2.95%, 01/15/22 (Call 10/15/21)	680	689,030
WEC Energy Group Inc., 3.10%, 03/08/22	534	542,229
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	185	185,907

		39,305,517

Electronics — 0.8%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	1,020	1,034,943
Amphenol Corp., 4.00%, 02/01/22 (Call 11/01/21)	292	302,238
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	585	592,506
Avnet Inc., 4.88%, 12/01/22	1,334	1,409,598
Honeywell International Inc., 2.15%, 08/08/22 (Call 07/08/22)	770	769,453
Jabil Inc., 4.70%, 09/15/22(a)	1,220	1,273,046
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	1,484	1,504,375
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	212	216,619

		7,102,778

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	2,718	2,790,054
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	1,053	1,068,911

		3,858,965

Food — 1.6%
Campbell Soup Co., 2.50%, 08/02/22	640	639,104
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	200	208,102
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)(a)	1,154	1,157,497
JM Smucker Co. (The), 3.00%, 03/15/22	635	640,867
Kellogg Co., 3.13%, 05/17/22	250	253,703
Kraft Heinz Foods Co.
3.50%, 06/06/22	2,792	2,854,848
3.50%, 07/15/22 (Call 05/15/22)	2,768	2,828,481
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	536	540,095
3.40%, 04/15/22 (Call 01/15/22)	830	847,803
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	1,320	1,327,260
Sysco Corp., 2.60%, 06/12/22	855	858,061
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	2,101	2,214,496

		14,370,317

Forest Products & Paper — 0.2%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	665	688,568
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)(a)	905	951,517

		1,640,085

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	$147	$150,502
Stanley Black & Decker Inc., 2.90%, 11/01/22	1,149	1,165,396

		1,315,898

Health Care – Products — 1.4%
Abbott Laboratories, 2.55%, 03/15/22	1,576	1,586,402
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	3,143	3,170,093
Boston Scientific Corp., 3.38%, 05/15/22(a)	889	910,878
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)(a)	931	952,497
Medtronic Inc., 3.15%, 03/15/22	3,199	3,278,143
Thermo Fisher Scientific Inc., 3.30%, 02/15/22	1,363	1,394,703
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	1,742	1,764,663

		13,057,379

Health Care – Services — 2.0%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	2,171	2,175,277
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	1,158	1,172,695
3.13%, 05/15/22	2,645	2,690,600
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)	1,670	1,721,970
CommonSpirit Health, 2.95%, 11/01/22	515	517,498
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	849	857,040
3.15%, 12/01/22 (Call 09/01/22)(a)	1,013	1,029,948
Laboratory Corp. of America Holdings
3.20%, 02/01/22	944	959,963
3.75%, 08/23/22 (Call 05/23/22)	816	842,014
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	2,591	2,623,750
3.35%, 07/15/22	3,105	3,197,063

		17,787,818

Holding Companies – Diversified — 0.1%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	891	898,680

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	605	630,724
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,283	1,320,746

		1,951,470

Home Furnishings — 0.0%
Whirlpool Corp., 4.70%, 06/01/22	250	263,667

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	855	852,683
2.88%, 10/01/22	357	359,770
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	1,387	1,410,135
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	326	327,317

		2,949,905

Insurance — 2.0%
Alleghany Corp., 4.95%, 06/27/22	699	745,071
American International Group Inc., 4.88%, 06/01/22(a)	3,351	3,574,545
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	1,971	2,017,516
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	1,477	1,523,008
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	910	925,525
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	325	335,117
Fidelity National Financial Inc., 5.50%, 09/01/22	550	592,938
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	2,154	2,304,414
Lincoln National Corp., 4.20%, 03/15/22	895	931,480

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Markel Corp., 4.90%, 07/01/22	$140	$148,847
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	1,697	1,714,564
MetLife Inc., 3.05%, 12/15/22	1,075	1,097,543
Primerica Inc., 4.75%, 07/15/22(a)	790	833,979
Principal Financial Group Inc., 3.30%, 09/15/22	740	756,428
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	485	510,817
WR Berkley Corp., 4.63%, 03/15/22	490	515,745

		18,527,537

Internet — 1.0%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)(a)	2,462	2,486,743
Baidu Inc.
2.88%, 07/06/22	1,525	1,524,573
3.50%, 11/28/22	950	968,259
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	2,207	2,217,770
3.80%, 03/09/22 (Call 02/09/22)	1,939	2,000,505

		9,197,850

Iron & Steel — 0.5%
ArcelorMittal, 6.25%, 02/25/22	1,319	1,425,206
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	910	955,081
Vale Overseas Ltd., 4.38%, 01/11/22	1,942	2,004,999

		4,385,286

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(a)	1,690	1,825,420

Lodging — 0.3%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)(a)	1,568	1,559,815
3.25%, 09/15/22 (Call 06/15/22)	871	886,791

		2,446,606

Machinery — 2.0%
ABB Finance USA Inc., 2.88%, 05/08/22	2,890	2,928,813
Caterpillar Financial Services Corp.
2.40%, 06/06/22(a)	920	922,760
2.55%, 11/29/22	553	557,689
2.85%, 06/01/22(a)	922	936,208
2.95%, 02/26/22	888	904,464
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	1,534	1,546,425
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	1,272	1,321,430
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	2,046	2,062,900
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	878	890,239
John Deere Capital Corp.
2.15%, 09/08/22	1,525	1,519,358
2.65%, 01/06/22	1,647	1,661,411
2.75%, 03/15/22	1,210	1,226,323
2.95%, 04/01/22(a)	1,467	1,492,423
3.20%, 01/10/22	145	148,183
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	329	334,662

		18,453,288

Manufacturing — 1.5%
3M Co.
2.00%, 06/26/22(a)	1,444	1,438,874
2.75%, 03/01/22 (Call 02/01/22)	1,482	1,503,548
Eaton Corp., 2.75%, 11/02/22	3,015	3,040,899
General Electric Co.
2.70%, 10/09/22(a)	5,271	5,256,610
3.15%, 09/07/22(a)	2,483	2,505,918

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.50%, 09/15/22	$318	$327,486

		14,073,335

Media — 2.4%
CBS Corp., 3.38%, 03/01/22 (Call 12/01/21)	2,009	2,047,814
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	5,596	5,861,866
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,886	2,307,200
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,379	1,359,749
3.13%, 07/15/22(a)	2,120	2,173,678
Discovery Communications LLC
3.30%, 05/15/22(a)	741	753,945
3.50%, 06/15/22 (Call 04/15/22)	990	1,011,810
Fox Corp., 3.67%, 01/25/22(d)	910	937,828
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	2,584	2,595,551
2.45%, 03/04/22	955	960,864
Walt Disney Co. (The), 3.00%, 09/15/22(d)	1,857	1,896,164

		21,906,469

Mining — 0.6%
Barrick Gold Corp., 3.85%, 04/01/22	774	798,064
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	1,433	1,450,626
Newmont Goldcorp Corp., 3.50%, 03/15/22 (Call 12/15/21)	2,303	2,348,668
Southern Copper Corp., 3.50%, 11/08/22	676	689,182

		5,286,540

Oil & Gas — 4.2%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	678	686,163
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	155	155,814
3.25%, 05/06/22	2,702	2,769,037
BP Capital Markets PLC
2.50%, 11/06/22(a)	2,171	2,182,658
3.06%, 03/17/22(a)	2,265	2,309,779
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	760	761,550
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	3,244	3,263,788
2.41%, 03/03/22 (Call 01/03/22)	2,727	2,744,317
2.50%, 03/03/22 (Call 02/03/22)	1,211	1,221,015
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 09/03/19)(a)	1,835	1,851,515
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	1,524	1,479,850
Exxon Mobil Corp., 2.40%, 03/06/22 (Call 01/06/22)	2,030	2,042,850
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	529	545,505
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	2,234	2,238,267
Newfield Exploration Co., 5.75%, 01/30/22(a)	354	378,143
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	1,757	1,757,246
3.13%, 02/15/22 (Call 11/15/21)	1,427	1,444,509
Phillips 66, 4.30%, 04/01/22	3,180	3,344,374
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	1,623	1,683,343
Shell International Finance BV, 2.38%, 08/21/22	2,345	2,354,872
Total Capital International SA, 2.88%, 02/17/22(a)	2,859	2,902,257

		38,116,852

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,581	1,592,557

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)(a)	$2,357	$2,344,319
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	657	667,144

		4,604,020

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.90%, 06/15/22 (Call 03/15/22)	395	407,763
WestRock RKT LLC, 4.90%, 03/01/22(a)	465	489,696

		897,459

Pharmaceuticals — 5.9%
AbbVie Inc.
2.90%, 11/06/22	4,883	4,925,922
3.20%, 11/06/22 (Call 09/06/22)	1,919	1,951,661
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	3,493	3,543,264
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	5,494	5,597,397
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	1,972	1,974,761
Bristol-Myers Squibb Co.
2.00%, 08/01/22	1,581	1,566,660
2.60%, 05/16/22(d)	1,904	1,920,755
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	2,401	2,391,924
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	2,489	2,493,231
3.50%, 07/20/22 (Call 05/20/22)	2,947	3,023,946
4.75%, 12/01/22 (Call 09/01/22)(a)	695	736,019
Eli Lilly & Co., 2.35%, 05/15/22(a)	1,214	1,218,188
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/31/22)	775	785,215
3.90%, 02/15/22	2,259	2,330,204
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	4,311	4,372,087
2.88%, 06/01/22 (Call 05/01/22)	1,803	1,829,342
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)	2,235	2,245,281
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	255	255,520
Merck & Co. Inc.
2.35%, 02/10/22	2,698	2,711,247
2.40%, 09/15/22 (Call 06/15/22)(a)	1,936	1,951,353
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	2,817	2,833,085
2.40%, 09/21/22(a)	1,963	1,978,351
Pfizer Inc., 2.80%, 03/11/22	1,255	1,276,561

		53,911,974

Pipelines — 3.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	830	847,588
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	1,282	1,296,281
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	1,648	1,740,502
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)(a)	1,038	1,100,176
5.88%, 03/01/22 (Call 12/01/21)	2,434	2,602,676
Enterprise Products Operating LLC
3.50%, 02/01/22	1,312	1,346,860
4.05%, 02/15/22	1,308	1,359,287
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	2,080	2,156,357
4.15%, 03/01/22	352	365,545
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	649	671,624
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	2,125	2,161,848
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,675	1,712,905

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	$2,130	$2,299,953
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	555	579,564
TransCanada PipeLines Ltd., 2.50%, 08/01/22	2,140	2,134,201
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	1,169	1,191,667
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,328	1,353,232
3.60%, 03/15/22 (Call 01/15/22)	2,735	2,801,351

		27,721,617

Real Estate Investment Trusts — 3.3%
American Tower Corp.
2.25%, 01/15/22(a)	1,513	1,504,754
4.70%, 03/15/22	1,427	1,504,272
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)(a)	640	649,600
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)(a)	808	832,822
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	240	243,307
Crown Castle International Corp., 4.88%, 04/15/22(a)	1,779	1,884,459
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	1,045	1,073,884
3.95%, 07/01/22 (Call 05/01/22)	809	839,564
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	275	285,073
4.38%, 06/15/22 (Call 03/15/22)	310	323,984
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	893	953,322
Essex Portfolio LP, 3.63%, 08/15/22 (Call 05/15/22)	390	401,096
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	189	191,729
4.00%, 12/01/22 (Call 10/01/22)	588	612,714
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	910	915,078
Hospitality Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)(a)	1,313	1,368,750
Host Hotels & Resorts LP, 5.25%, 03/15/22 (Call 12/15/21)	849	895,355
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	962	985,069
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	100	103,803
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	515	531,295
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	620	624,309
4.15%, 02/01/22 (Call 12/01/21)	765	775,435
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,140	1,140,137
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	1,890	1,935,076
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	335	346,269
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,895	1,894,299
2.63%, 06/15/22 (Call 03/15/22)(a)	1,225	1,237,421
3.38%, 03/15/22 (Call 12/15/21)(a)	1,090	1,118,068
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,160	1,173,096
UDR Inc., 4.63%, 01/10/22 (Call 10/10/21)(a)	270	281,270
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	835	851,132
4.25%, 03/01/22 (Call 12/01/21)	1,117	1,162,685
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	550	567,523
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	240	243,600

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	$851	$903,481

		30,353,731

Retail — 2.3%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	191	198,642
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	967	998,621
Costco Wholesale Corp.
2.25%, 02/15/22	970	972,086
2.30%, 05/18/22 (Call 04/18/22)(a)	1,328	1,332,303
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	2,842	2,879,799
3.25%, 03/01/22	740	761,889
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	1,638	1,666,026
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)	1,466	1,484,120
McDonald’s Corp., 2.63%, 01/15/22(a)	2,382	2,402,342
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	100	103,270
QVC Inc., 5.13%, 07/02/22	1,108	1,158,259
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)(a)	1,086	1,097,588
Target Corp., 2.90%, 01/15/22	2,237	2,280,308
Walgreen Co., 3.10%, 09/15/22	2,025	2,055,820
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	1,730	1,740,639

		21,131,712

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	1,127	1,154,161

Semiconductors — 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	6,092	6,109,910
Broadcom Inc., 3.13%, 10/15/22(d)	1,943	1,947,100
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	1,066	1,070,722
2.70%, 12/15/22	3,157	3,206,060
3.10%, 07/29/22(a)	1,787	1,834,606
QUALCOMM Inc., 3.00%, 05/20/22	3,076	3,123,217
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	1,000	991,190

		18,282,805

Software — 3.0%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	350	357,938
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	1,721	1,735,715
Fidelity National Information Services Inc., 4.50%, 10/15/22 (Call 08/15/22)	933	987,338
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	690	710,769
Microsoft Corp.
2.13%, 11/15/22(a)	942	945,532
2.38%, 02/12/22 (Call 01/12/22)	3,329	3,353,169
2.40%, 02/06/22 (Call 01/06/22)(a)	3,551	3,578,378
2.65%, 11/03/22 (Call 09/03/22)	2,563	2,606,366
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	4,571	4,598,609
2.50%, 10/15/22	5,278	5,311,779
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	2,882	2,904,595

		27,090,188

Telecommunications — 2.9%
America Movil SAB de CV, 3.13%, 07/16/22(a)	1,637	1,663,290
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	1,826	1,835,221
3.00%, 02/15/22	2,244	2,275,596
3.00%, 06/30/22 (Call 04/30/22)	4,104	4,166,627
3.20%, 03/01/22 (Call 02/01/22)	2,974	3,030,714

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.40%, 06/15/22	$1,128	$1,156,324
3.80%, 03/15/22	1,822	1,884,349
4.00%, 01/15/22	1,085	1,124,440
Cisco Systems Inc., 3.00%, 06/15/22	1,281	1,311,975
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	414	418,786
Motorola Solutions Inc., 3.75%, 05/15/22	783	802,512
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,653	1,658,306
2.95%, 03/15/22(a)	2,863	2,911,728
3.13%, 03/16/22	2,476	2,530,348

		26,770,216

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)(a)	1,289	1,311,429
3.05%, 09/01/22 (Call 06/01/22)	1,223	1,248,071
FedEx Corp.
2.63%, 08/01/22	1,286	1,291,427
3.40%, 01/14/22	941	964,045
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	176	178,960
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	1,096	1,113,021
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	660	658,786
2.80%, 03/01/22 (Call 02/01/22)	310	311,711
Union Pacific Corp.
2.95%, 03/01/22	1,130	1,147,323
4.16%, 07/15/22 (Call 04/15/22)(a)	1,175	1,230,977
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	969	972,982
2.45%, 10/01/22	1,917	1,929,058

		12,357,790

Total Corporate Bonds & Notes — 98.5% (Cost: $884,198,195)		898,163,599

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	27,550	27,563,748
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	10,839	10,839,000

		38,402,748

Total Short-Term Investments — 4.2% (Cost: $38,390,154)		38,402,748

Total Investments in Securities — 102.7% (Cost: $922,588,349)		936,566,347

Other Assets, Less Liabilities — (2.7)%		(24,905,256)

Net Assets — 100.0%		$911,661,091

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	30,603	—		(3,053	)(a)	27,550	$27,563,748	$82,294	(b)	$7,884	$8,748
BlackRock Cash Funds: Treasury, SL Agency Shares	4,727	6,112	(a)	—		10,839	10,839,000	68,434		—	—
PNC Bank N.A.
2.45%, 07/28/22(c)	800	—		—		800	N/A	16,881		—	20,088
2.63%, 02/17/22(c)	1,300	2,483		—		3,783	N/A	48,466		—	30,841
2.70%, 11/01/22(c)	500	504		—		1,004	N/A	19,189		—	4,991
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(c)	810	227		—		1,037	N/A	20,726		—	28,911
3.30%, 03/08/22(c)	1,490	100		—		1,590	N/A	28,073		—	54,995

							$38,402,748	$284,063		$7,884	$148,574

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$898,163,599	$—	$898,163,599
Money Market Funds	38,402,748	—	—	38,402,748

	$38,402,748	$898,163,599	$—	$936,566,347